PREPAYMENT AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
PREPAYMENT AND OTHER CURRENT ASSETS
Schedule of prepayment and other current assets

	As of December 31,
	2017	2018
Value added tax recoverable	49,980	70,908
Rebate receivable from suppliers	25,098	58,827
Deposits (Note)	19,477	11,602
Advance to suppliers	4,202	3,315
Interest Receivable	—	2,124
Prepaid IT & Insurance expense	1,892	5,034
Others	4,169	9,337
Total	104,818	161,147

Note: Deposits consist of amounts paid to certain vendors for advertising and rentals.